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                    MASSACHUSETTS FINANCIAL SERVICES COMPANY
             500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000




                                        April 3, 2000

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

         Re:   MFS(R)Series  Trust VII (the  "Trust")  (File  Nos.  2-68918  and
               811-3090) on behalf of: MFS(R) Global Governments Fund ("MWG") MFS(R) Capital Opportunities Fund ("MVF")


Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 28 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on March 29, 2000 for MWG and MVF.

         Please  call the  undersigned  or Martha  Donovan at (617)  954-5800 or
(800) 343-2829 with any questions you may have.

                                        Very truly yours,




                                        MICHAEL H. WHITAKER
                                        Michael H. Whitaker
                                        Counsel

MHW/bjn